Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
Related party balances and transactions

Note 11 — Related party balances and transactions

The relationship of related parties

Name of Related Party	Relationship to the Group
Stewart Lor	CEO
Ban Lor	Co-founder, CEO’s brother
Yuxia Xu	CFO
Phillip Tao Qiu	Independent Director (resigned on February 12, 2026)
Xiaoyan Liu	Shareholder of Ascendent
Zhongchuan Dadi (Beijing) Technology Co., LTD	Shareholder of Ascendent
Shanghai Yue See cultural development Co., LTD	Shareholder of Metafusion
Tingru Ou	Chief Product Officer
Huarong	Equity method investee of the Group

Due from related parties (1)

	As of December 31,
	2025	2024

Ban Lor	$-	$13,700
Stewart Lor	219,832	348,714
Yuxia Xu	248,327	60,700
Huarong	2,860	-
Phillip Tao Qiu	148,747	470,931
Xiaoyan Liu	-	3,370
Subtotal	$619,766	$897,415

(1)	From time to time, the Group advances funds to senior management, mainly for expanding oversea business purpose and due on demand.

Due to related parties (1)

	As of December 31,
	2025	2024

Zhongchuan Dadi (Beijing) Technology Co., LTD	$-	$218
Tingru Ou	334	-
Subtotal	$334	$218

(1)	The above balances represent unpaid loan and expenses to these related parties.

Related party transactions

		For the years ended
		2025	2024	2023

Stewart Lor	Interest income	$10,742	$16,094	$50,663
Yuxia Xu	Interest income	$-	$-	$16,778
Shanghai Yue See cultural development Co., LTD	Service revenue	$-	$-	$4,195

Loan guarantee provided by related parties

In connection with the Group’s bank loans, Mr. Stewart Lor pledged his personal assets as collateral and signed guarantee agreements to provide guarantee to the Company’s bank loans. (See Note 12).